Issued Capital and Reserves - Impact of share split (Details)	3 Months Ended
Mar. 31, 2022 shares
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning	187,120,728
Share option exercises	78,732
Treasury shares	(78,732)
Common shares issued and outstanding ending	187,120,728